Document And Entity Information	Jul. 26, 2022
Document Information [Line Items]
Entity, Registrant Name	CORNING INC NY
Document, Type	8-K
Document, Period End Date	Jul. 26, 2022
Entity, Incorporation, State or Country Code	NY
Entity, File Number	1-3247
Entity, Tax Identification Number	16-0393470
Entity, Address, Address Line One	One Riverfront Plaza
Entity, Address, City or Town	Corning
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14831
City Area Code	607
Local Phone Number	974-9000
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	GLW
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity, Central Index Key	0000024741